Forward Funds

101 California Street, 16th Floor

San Francisco, California 94111

December 21, 2012

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:	Forward Funds (“Registrant”)

File Nos: 033-48940

   811-06722

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated December 14, 2012, to the Prospectuses dated May 1, 2012, for Investor Class, Institutional Class, Class A, Class B, Class C, Class M and Class Z shares of the Forward Extended MarketPlus Fund (the “Fund”). The purpose of the filing is to submit the 497(c) filing dated December 14, 2012 in XBRL for the Fund.

If you have any questions regarding this filing, please contact Erin Douglas, Vice President and Sr. Associate Counsel with the Registrant’s service provider, ALPS Fund Services, Inc., at (720) 917-0602.

Sincerely,

/s/ Robert S. Naka
Robert S. Naka
Secretary and Vice President, Funds